Related Party Balances and Transactions - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Aeneas Group Limited [Member]
Related Party Transaction [Line Items]
Loan from related parties		$ 2,500,000	$ 500,000
Settlement of loan from a related party through issuance of Convertible Note		3,000,000
Interest expenses		71,123	8,110
Jurchen Investment Corporation one [Member]
Related Party Transaction [Line Items]
Issuance of Convertible Note to related partie		3,000,000
Aenco Technologies Ltd [Member]
Related Party Transaction [Line Items]
Issuance of Convertible Note to related partie			3,000,000
Interest expenses		(13,234)	13,234
Jurchen Investment Corporation [Member]
Related Party Transaction [Line Items]
Interest expenses	180,000	58,500
Libra Sciences Limited [Member]
Related Party Transaction [Line Items]
Loan to related parties		92,459	330,341
Interest income		8,963	14,232
Administrative management services		9,615	38,462
Talem Medical Group Limited [Member]
Related Party Transaction [Line Items]
Loan repayment and interest received from a related party		611,641	2,962,153
Interest income		4,637	164,600
CGY Investments Limited [Member]
Related Party Transaction [Line Items]
Consultant, secondment, management and administrative services fees		153,640	268,102
ACC Medical Limited [Member]
Related Party Transaction [Line Items]
Consultant, secondment, management and administrative services fees		138,768	209,626
Aeneas Management Limited [Member]
Related Party Transaction [Line Items]
Healthcare services income		$ 961	$ 1,282